Loans and borrowings	12 Months Ended
Dec. 31, 2019
Loans and borrowings
Loans and borrowings

19.         Loans and borrowings

Exhibit 2 details the main conditions of the most significant loans of the Business Group.

19.1       Composition of loans and borrowings

The balances of the loans and financing, which are recorded at amortized cost, as of December 31, 2019 and 2018:

	Weighted average effective
	interest rate as of December 31		2019	2018
	2019	2018
Local currency
Bonds	8.7%	8.0%	1,567,598	1,568,034
Syndicated loan	8.0%	7.9%	1,115,874	1,439,590
Lease liabilities (1)	7.2%	—	1,039,303	591,153
Commercial loan	8.3%	7.6%	737,032	449,998
			4,459,807	4,048,775
Foreign currency
Bonds	5.9%	5.7%	25,832,740	25,599,996
Commercial loan	7.1%	4.4%	6,586,538	7,352,002
Loans from related parties (Note 30)	—	—	1,108,403	855,135
Lease liabilities (1)	6.2%	—	251,651	206,737
			33,779,332	34,013,870
			38,239,139	38,062,645
Current			5,012,173	4,019,927
Non–current			33,226,966	34,042,718
			38,239,139	38,062,645

(1)

Corresponds mainly to present value of the payments to be made during the term of the operative lease contracts of pipelines, tanks, property and vehicles, recognized by the implementation of IFRS 16. (see Note 5.1).

19.2       Maturity of loans and borrowings

The following are the maturities of loans and borrowing as of December 31, 2019:

	Up to 1
	Year (1)	1 – 5 years	5-10 years	> 10 years	Total
Local currency
Bonds	571,969	403,996	358,976	232,657	1,567,598
Syndicated loan	361,545	754,329	—	—	1,115,874
Financial leasing	179,448	559,337	235,791	64,727	1,039,303
Other	218,375	343,049	121,679	53,929	737,032
	1,331,337	2,060,711	716,446	351,313	4,459,807
Foreign currency
Bonds	1,386,032	13,873,755	5,574,713	4,998,240	25,832,740
Commercial loans	1,129,117	4,163,624	1,253,446	40,351	6,586,538
Loans from related parties	1,108,403	—	—	—	1,108,403
Financial leasing	57,284	175,962	18,405	—	251,651
	3,680,836	18,213,341	6,846,564	5,038,591	33,779,332
	5,012,173	20,274,052	7,563,010	5,389,904	38,239,139

The following are the maturities of loans and borrowing as of December 31, 2018:

	Up to 1
	year (1)	1 – 5 years	5–10 years	> 10 years	Total
Local currency
Bonds	116,693	842,514	362,446	246,381	1,568,034
Syndicated loan	406,582	1,033,008	—	—	1,439,590
Commercial loans and other	120,069	491,781	270,920	158,381	1,041,151
	643,344	2,367,303	633,366	404,762	4,048,775
Foreign currency
Bonds	1,374,390	10,605,708	8,664,732	4,955,166	25,599,996
Commercial loans – Refinería de Cartagena	1,116,370	4,061,541	2,174,091	—	7,352,002
Other	885,823	136,574	39,475	—	1,061,872
	3,376,583	14,803,823	10,878,298	4,955,166	34,013,870
	4,019,927	17,171,126	11,511,664	5,359,928	38,062,645

(1)	Includes short–term credit and the current portion of long–term debt, as applicable.

19.3       Breakdown by type of interest rate and currency

The following is the breakdown of loans and borrowing by type of interest rate as of December 31, 2019 and 2018:

	2019	2018
Local currency
Fixed rate	598,802	252,224
Floating rate	3,861,005	3,796,551
	4,459,807	4,048,775
Foreign currency
Fixed rate	31,087,439	31,432,667
Floating rate	2,691,893	2,581,203
	33,779,332	34,013,870
	38,239,139	38,062,645

The interest on the bonds in national currency is indexed to the CPI (Consumer Price Index) and bank loans and variable rate leasing in Colombian pesos are indexed to the DTF (Fixed Term Deposits) and IBR (Banking Reference Indicator), plus a differential. Interest on loans in foreign currency is calculated based on the LIBOR rate plus a spread and the interests of the other types of debt are at a fixed rate.

19.4       Loans designated as hedging instrument

As of December 31, 2019, Ecopetrol S.A. designated USD$7,331 million (2018 – USD$6,500 million) of foreign currency debt as a hedging instrument, of which USD$6,031 million is used to hedge the net investment in foreign operations with the US dollar as their functional currency, and USD$1,300 million is used to hedge the cash flows of future crude oil exports. See Note 29 – Risk management.

19.5       Guarantees and covenants

Financing obtained directly by Ecopetrol S.A. in capital markets has no guarantees granted or financial covenant restrictions.

The following is a summary of certain restrictions contained in certain other loan instruments of Ecopetrol Business Group. As of Dec 31, 2019 the covenants, loans and payments have been fulfilled.

-

The loan entered into by Oleoducto de los Llanos is guaranteed with the economic rights of the ship–or–pay transportation agreements with Frontera Energy Corp and also includes certain restrictions regarding capital contributions and asset disposal.

-	The syndicated loan entered into by Oleoducto Bicentenario requires that this subsidiary maintain an established relationship of leverage and solvency and cash flow / service to the debt.
-	The loan entered into by Bioenergy with Bancolombia is guaranteed with the La Esperanza 1 and 2 farms of COP$6,343.

19.6       Waiver

As for December 31, 2019, another waiver was granted to Ecopetrol's subsidiaries:

-	Bancolombia granted a waiver to the lease agreements 120158 and 148090 of Bioenergy Zona Franca S.A.S. until June 2020 according to the need to manage short-term liquidity of the company.

19.7       Fair value of loans

The fair value of loans and borrowings is COP$43,261,792 and COP$38,305,674 as of December 31, 2019 and 2018, respectively.

For fair value measurement, local currency bonds were valued using Precia reference prices, while bonds in U.S. dollars were valued using Bloomberg. With regard to the other financial obligations for which there is no market benchmark, a discount to present value technique was used. These rates incorporate market risk through some benchmarks (Libor, FTD) and the Ecopetrol Business Group’s credit risk (spread).

19.8       Movement of net financial debt

The following is the movement of net financial debt as of December 31, 2019, 2018 and 2017:

	Cash and	Other financial	Loans and	Net financial
	equivalents	assets	borrowings	debt
Balance as of December 31, 2017	7,945,885	6,533,725	(43,547,835)	(29,068,225)
Cash flow	(2,040,386)	843,612	11,363,077	10,166,303
Exchange difference:
Recognized in profit or loss	406,245	920,609	(816,840)	510,014
Recognized in other comprehensive income	—	—	(2,165,569)	(2,165,569)
Financial cost registered to projects	—	—	(217,891)	(217,891)
Financial income (expense) recognized in profit or loss	—	92,906	(2,399,414)	(2,306,508)
Foreign currency translation	—	(245,958)	(203,446)	(449,404)
Other movements that do not generate cash flow		2,921	(74,727)	(71,806)
Balance as of December 31, 2018	6,311,744	8,147,815	(38,062,645)	(23,603,086)
Cash flow	505,466	(3,117,549)	3,303,303	691,220
Exchange difference:
Recognized in profit or loss	258,548	182,396	(151,518)	289,426
Recognized in other comprehensive income	—	—	(53,911)	(53,911)
Financial cost registered to projects	—	—	(261,592)	(261,592)
Financial income (expense) recognized in profit or loss	—	(18,551)	(1,894,490)	(1,913,041)
Foreign currency translation	—	(204,441)	(14,627)	(219,068)
Other movements that do not generate cash flow	—	(10,378)	(1,103,659)	(1,114,037)
Balance as of December 31, 2019	7,075,758	4,979,292	(38,239,139)	(26,184,089)